FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04267
                                   ---------

                   INSTITUTIONAL FIDUCIARY TRUST
                   -----------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
       (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  6/30
                          ----

Date of reporting period:  3/31/09
                           -------


Item 1. Schedule of Investments.


Institutional Fiduciary Trust

QUARTERLY STATEMENTS OF INVESTMENTS
MARCH 31, 2009

CONTENTS

Franklin Cash Reserves Fund .................................   3
Money Market Portfolio ......................................   4
Notes to Statements of Investments ..........................   5
The Money Market Portfolios .................................   7

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statements of Investments | 1

                      This page intentionally left blank.

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

FRANKLIN CASH RESERVES FUND                      SHARES         VALUE
---------------------------                   -----------   ------------
MUTUAL FUNDS (COST $163,796,849) 100.1%
(a) The Money Market Portfolio, 0.39% .....   163,796,849   $163,796,849
OTHER ASSETS, LESS LIABILITIES (0.1)% .....                     (179,041)
                                                            ------------
NET ASSETS 100.0% .........................                 $163,617,808
                                                            ============

(a)  The rate shown is the annualized seven-day yield at period end.

                    See Notes to Statements of Investments.


                     Quarterly Statements of Investments | 3

Institutional Fiduciary Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)


MONEY MARKET PORTFOLIO                               SHARES           VALUE
----------------------                           -------------   --------------
MUTUAL FUNDS (COST $4,403,460,423) 100.0%
(a) The Money Market Portfolio, 0.39% ........   4,403,460,423   $4,403,460,423
OTHER ASSETS, LESS LIABILITIES (0.0)%(b) .....                       (1,163,574)
                                                                 --------------
NET ASSETS 100.0% ...........................                    $4,402,296,849
                                                                 ==============


(a)  The rate shown is the annualized seven-day yield at period end.

(b)  Rounds to less than 0.1% of net assets.

                     See Notes to Statements of Investments.


                    4 | Quarterly Statements of Investments

Institutional Fiduciary Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Institutional Fiduciary Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of two funds (Funds).

The Funds invest substantially all of their assets in The Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Funds' investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the Funds' Statements of Investments.

2. SECURITY VALUATION

The Funds hold Portfolio shares that are valued at their proportionate interest in the closing net asset value of the Portfolio. At March 31, 2009, the Franklin Cash Reserves Fund and the Money Market Portfolio owned 1.98% and 53.34%, respectively, of the Portfolio.

3. INCOME TAXES

At March 31, 2009, the cost of investments for book and income tax purposes was the same for the Funds.

4. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

On October 6, 2008, the Trust's Board of Trustees approved the participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds ("Program") through December 18, 2008, which was subsequently extended through April 30, 2009. Under the Program, shares held by the Funds as of the close of business on September 19, 2008 ("Program Date") were insured against loss in the event the Funds liquidated their holdings during the term of the Program and the per share value at the time of liquidation dropped below $0.995. For participation in the initial three months of the Program, the Funds paid 0.01% of each of their net assets as of the Program Date, and paid an additional 0.015% of each of their net assets as of the Program Date to participate in the extension. This expense was borne by the Funds without regard to any expense limitation currently in effect for the Funds. The fees are amortized over the term of the Program. Although the U.S. Department of the Treasury extended the Program with a third and final installment, through September 18, 2009, the Funds have elected not to participate in this extension. Thus, the Trust's participation in the Program ended on April 30, 2009.


                    Quarterly Statements of Investments | 5

Institutional Fiduciary Trust

5. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on July 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

At March 31, 2009, all of the Funds' investments in securities carried at fair value were in Level 2 inputs.

6. NEW ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FSP FAS 157-4 amends FASB Statement No. 157, Fair Value Measurements, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. The Trust is currently evaluating the impact, if any, of applying FSP FAS 157-4.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    6 | Quarterly Statements of Investments

The Money Market Portfolios

STATEMENT OF INVESTMENTS, MARCH 31, 2009 (UNAUDITED)

THE MONEY MARKET PORTFOLIO                                                              PRINCIPAL AMOUNT(a)       VALUE
--------------------------                                                              -------------------   -------------
    INVESTMENTS 100.1%
    CERTIFICATES OF DEPOSIT 11.7%
    Australia and New Zealand Banking Group Ltd., New York Branch, 0.41%, 4/09/09 ...   $        50,000,000   $   50,000,111
    Bank of Montreal, Chicago Branch, 0.35%, 4/27/09 ................................           100,000,000      100,000,361
    Bank of Nova Scotia, Houston Branch, 0.58% - 0.80%, 5/05/09 - 6/19/09 ...........           150,000,000      150,000,568
    Banque Nationale De Paris, San Francisco Branch, 0.18%, 4/03/09 .................           100,000,000      100,000,000
    Banque Nationale De Paris, San Francisco Branch, 1.01%, 7/23/09 .................           100,000,000      100,000,000
    Banque Nationale De Paris, San Francisco Branch, 1.32%, 8/20/09 .................           100,000,000      100,000,000
    BNP Paribas, New York Branch, 0.41%, 4/06/09 ....................................            60,000,000       60,000,916
    Calyon NY, New York Branch, 1.00% - 1.05%, 7/21/09 - 7/27/09 ....................           100,000,000      100,001,537
    Rabobank Nederland, New York Branch, 0.65%, 6/25/09 .............................            50,000,000       50,000,000
    The Toronto-Dominion Bank, New York Branch, 0.50%, 4/21/09 ......................           105,000,000      105,000,000
    The Toronto-Dominion Bank, New York Branch, 0.95%, 9/28/09 ......................            50,000,000       50,000,000
                                                                                                              --------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $965,003,493) ...............................                            965,003,493
                                                                                                              --------------
(b) COMMERCIAL PAPER 40.1%
    Australia and New Zealand Banking Group Ltd., 4/03/09 - 7/27/09 .................           100,000,000       99,885,389
    Calyon North America Inc., 4/09/09 ..............................................           100,000,000       99,991,555
    Chevron Texaco Corp., 4/03/09 ...................................................           100,000,000       99,997,611
    Coca-Cola Co., 5/05/09 ..........................................................            50,000,000       49,981,111
    Commonwealth Bank of Australia, 4/15/09 - 7/24/09 ...............................           250,500,000      250,151,655
    Export Development Canada, 4/02/09 (Canada) .....................................           119,500,000      119,495,353
    Export Development Canada, 4/06/09 - 5/11/09 (Canada) ...........................           100,000,000       99,934,722
    Government of Canada, 4/07/09 (Canada) ..........................................           100,000,000       99,977,500
    Government of Canada, 5/14/09 (Canada) ..........................................           100,000,000       99,796,944
    Government of Canada, 5/26/09 (Canada) ..........................................           150,000,000      149,667,708
    Government of Canada, 6/03/09 (Canada) ..........................................            50,000,000       49,886,250
    Government of Canada, 11/03/09 (Canada). ........................................           100,000,000       99,520,000
    Internationale Nederlanden U.S., 4/08/09 ........................................           100,000,000       99,992,222
    Johnson & Johnson, 4/29/09 ......................................................           100,000,000       99,976,667
    Johnson & Johnson, 5/12/09 ......................................................           100,000,000       99,962,417
    Lloyds TSB Bank PLC, 4/01/09 (United Kingdom) ...................................           195,000,000      195,000,000
    Lloyds TSB Bank PLC, 4/06/09 (United Kingdom) ...................................           100,000,000       99,994,583
    Lloyds TSB Bank PLC, 4/09/09 (United Kingdom) ...................................           100,000,000       99,990,889
    Province of British Columbia, 4/22/09 - 7/30/09 (Canada) ........................           294,700,000      294,326,956
    Rabobank USA Finance Corp., 4/06/09 .............................................           150,000,000      149,996,875
    Rabobank USA Finance Corp., 6/15/09 - 7/23/09 ...................................           100,000,000       99,807,819
    Shell International Finance, 4/01/09 ............................................           100,000,000      100,000,000
    Societe Generale North America, 4/14/09 .........................................           250,000,000      249,972,917
    Wells Fargo & Co., 4/20/09 ......................................................           200,000,000      199,973,611
    Westpac Banking Corp., 4/15/09 - 7/17/09 ........................................           200,000,000      199,744,181
                                                                                                              --------------
    TOTAL COMMERCIAL PAPER (COST $3,307,024,935) ...................................                          3,307,024,935
                                                                                                              --------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 25.8%
(b) FHLB, 4/01/09 ...................................................................            36,085,000       36,085,000
(b) FHLB, 4/02/09 ...................................................................           100,000,000       99,992,222
(b) FHLB, 6/24/09 ...................................................................           105,791,000      105,672,514
(b) FHLB, 6/25/09 ...................................................................           100,000,000       99,886,667


                     Quarterly Statement of Investments | 7

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO                                                              PRINCIPAL AMOUNT(a)        VALUE
--------------------------                                                              -------------------   --------------
    INVESTMENTS (CONTINUED)
    U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    FHLMC, 1.25%, 3/23/10 ...........................................................   $       122,080,000   $  122,307,073
    FHLMC, 1.25% - 1.30%, 3/09/10 - 4/01/10 .........................................            75,200,000       75,233,096
(b) FHLMC, 4/15/09 - 6/17/09 ........................................................           100,000,000       99,937,408
(b) FHLMC, 6/30/09 ..................................................................           100,000,000       99,882,500
(b) FNMA, 5/11/09 ...................................................................            80,299,000       80,241,144
(b) FNMA, 7/22/09 ...................................................................            50,000,000       49,923,778
(b) International Bank for Reconstruction & Development, 5/06/09 - 5/18/09
       (Supranational)(c) ...........................................................           208,000,000      207,909,122
(b) U.S. Treasury Bill, 5/28/09 .....................................................           100,000,000       99,952,500
(b) U.S. Treasury Bill, 6/04/09 .....................................................           200,000,000      199,745,289
(b) U.S. Treasury Bill, 7/02/09 .....................................................           150,000,000      149,576,417
(b) U.S. Treasury Bill, 5/14/09 - 8/06/09 ...........................................           300,000,000      299,795,623
(b) U.S. Treasury Bill, 9/15/09 .....................................................           200,000,000      199,601,056
(b) U.S. Treasury Bill, 1/14/10 .....................................................           100,000,000       99,637,000
                                                                                                              --------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $2,125,378,409) ...............                          2,125,378,409
                                                                                                              --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $6,397,406,837) ............                          6,397,406,837
                                                                                                              --------------
(d) REPURCHASE AGREEMENTS 22.5%
    Banc of America Securities LLC, 0.12%, 4/01/09 (Maturity Value $450,001,500)
       Collateralized by U.S. Government Agency Securities, 0.77% - 5.95%,
          12/30/09 - 11/07/36 .......................................................           450,000,000      450,000,000
    Barclays Capital Inc., 0.14%, 4/01/09 (Maturity Value $385,001,497)
       Collateralized by U.S. Treasury Notes, 0.875%, 1/31/11 .......................           385,000,000      385,000,000
    Deutsche Bank Securities Inc., 0.14%, 4/01/09 (Maturity Value $225,305,876)
       Collateralized by U.S. Treasury Notes, 0.625% - 4.25%, 1/15/10 - 4/15/13; and
(b)       U.S. Treasury Bills, 11/19/0...............................................           225,305,000      225,305,000
    HSBC Securities (USA) Inc., 0.14%, 4/01/09 (Maturity Value $800,003,111)
       Collateralized by U.S. Government Agency Securities, 0.00% - 7.00%,
          5/04/09 - 5/10/22 .........................................................           800,000,000      800,000,000
                                                                                                              --------------
    TOTAL REPURCHASE AGREEMENTS (COST $1,860,305,000) ...............................                         1,860,305,000
                                                                                                              --------------
    TOTAL INVESTMENTS (COST $8,257,711,837) 100.1% ..................................                         8,257,711,837
    OTHER ASSETS, LESS LIABILITIES (0.1)% ...........................................                            (5,406,271)
                                                                                                              --------------
    NET ASSETS 100.0% ...............................................................                         $8,252,305,566
                                                                                                              ==============

See Abbreviations on page 10.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The security is traded on a discount basis with no stated coupon rate.

(c) A supranational organization is an entity formed by two or more central governments through international treaties.

(d) At March 31, 2009, all repurchase agreements had been entered into on that date.

                     See Notes to Statement of Investments.


                     8 | Quarterly Statement of Investments

The Money Market Portfolios

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

THE MONEY MARKET PORTFOLIO

1. ORGANIZATION

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio).

2. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At March 31, 2009, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Portfolio adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on July 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Portfolio has determined that the implementation of SFAS 157 did not have a material impact on the Portfolio's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)


                     Quarterly Statement of Investments | 9

The Money Market Portfolios

THE MONEY MARKET PORTFOLIO

4. FAIR VALUE MEASUREMENTS (CONTINUED)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

At March 31, 2009, all of the Portfolio's investments in securities carried at fair value were in Level 2 inputs.

5. NEW ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FSP FAS 157-4 amends FASB Statement No. 157, Fair Value Measurements, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. The Fund is currently evaluating the impact, if any, of applying FSP FAS 157-4.

ABBREVIATIONS

SELECTED PORTFOLIO

FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association

For information on the Portfolio's policy regarding other significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.


                     10 | Quarterly Statement of Investments





Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSTITUTIONAL FIDUCIARY TRUST

By /S/LAURA F. FERGERSON
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/LAURA F. FERGERSON
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  May 27, 2009


By /S/GASTON GARDEY
   ---------------------
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  May 27, 2009